Quarterly Holdings Report
for
Fidelity® SAI U.S. Momentum Index Fund
October 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SY1-NPRT1-1225
1.9878816.108
Common Stocks - 99.5%
	Shares	Value ($)
CANADA - 0.2%
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
RB Global Inc (United States)	80,308	7,968,160
SWITZERLAND - 0.2%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity PLC	45,717	11,292,556
UNITED KINGDOM - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglogold Ashanti Plc	171,056	11,631,808
UNITED STATES - 98.9%
Communication Services - 11.8%
Diversified Telecommunication Services - 1.5%
AT&T Inc	2,999,867	74,246,708
Entertainment - 4.6%
Liberty Media Corp-Liberty Formula One Class C (b)	120,601	12,042,010
Netflix Inc (b)	151,387	169,380,859
ROBLOX Corp Class A (b)	230,737	26,239,412
Take-Two Interactive Software Inc (b)	82,975	21,272,301
TKO Group Holdings Inc Class A	26,980	5,083,031
		234,017,613
Interactive Media & Services - 5.6%
Alphabet Inc Class A	251,742	70,787,333
Meta Platforms Inc Class A	329,862	213,866,028
		284,653,361
Media - 0.1%
Fox Corp Class A	124,474	8,047,244
TOTAL COMMUNICATION SERVICES		600,964,926

Consumer Discretionary - 4.9%
Broadline Retail - 1.1%
Amazon.com Inc (b)	175,912	42,961,229
eBay Inc	176,964	14,388,942
		57,350,171
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp (b)	376,999	10,868,881
Darden Restaurants Inc	48,313	8,703,587
DoorDash Inc Class A (b)	142,941	36,359,903
Planet Fitness Inc Class A (b)	26,919	2,441,284
Royal Caribbean Cruises Ltd	100,531	28,835,307
		87,208,962
Household Durables - 0.1%
Somnigroup International Inc	65,267	5,178,284
Specialty Retail - 1.7%
AutoZone Inc (b)	6,583	24,188,773
Carvana Co Class A (b)	49,507	15,175,876
O'Reilly Automotive Inc (b)	344,396	32,524,758
Ulta Beauty Inc (b)	17,166	8,924,260
Wayfair Inc Class A (b)	38,217	3,955,841
		84,769,508
Textiles, Apparel & Luxury Goods - 0.3%
Ralph Lauren Corp Class A	17,140	5,478,972
Tapestry Inc	80,264	8,814,593
		14,293,565
TOTAL CONSUMER DISCRETIONARY		248,800,490

Consumer Staples - 3.8%
Beverages - 0.5%
Celsius Holdings Inc (b)	61,216	3,687,039
Monster Beverage Corp (b)	300,543	20,085,289
		23,772,328
Consumer Staples Distribution & Retail - 0.8%
Casey's General Stores Inc	14,406	7,393,015
Dollar General Corp	72,964	7,198,628
Dollar Tree Inc (b)	72,223	7,158,744
Kroger Co/The	222,674	14,168,747
US Foods Holding Corp (b)	88,047	6,393,973
		42,313,107
Tobacco - 2.5%
Altria Group Inc	674,908	38,051,313
Philip Morris International Inc	629,568	90,865,550
		128,916,863
TOTAL CONSUMER STAPLES		195,002,298

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Antero Midstream Corp	138,242	2,384,674
Cheniere Energy Inc	92,490	19,607,880
		21,992,554
Financials - 16.8%
Banks - 5.6%
Citigroup Inc	678,539	68,688,503
JPMorgan Chase & Co	704,709	219,249,064
		287,937,567
Capital Markets - 6.9%
Bank of New York Mellon Corp/The	296,993	32,054,454
Cboe Global Markets Inc	36,021	8,848,198
Charles Schwab Corp/The	714,123	67,498,907
CME Group Inc Class A	146,560	38,910,214
Goldman Sachs Group Inc/The	117,809	92,994,891
Houlihan Lokey Inc Class A	18,333	3,283,074
Interactive Brokers Group Inc Class A	41,540	2,922,754
Morgan Stanley	283,958	46,569,112
Nasdaq Inc	169,456	14,486,793
Robinhood Markets Inc Class A (b)	287,343	42,176,206
		349,744,603
Consumer Finance - 0.2%
SoFi Technologies Inc Class A (b)	403,428	11,973,743
Financial Services - 3.8%
Visa Inc Class A	567,723	193,445,935
Insurance - 0.3%
Globe Life Inc	19,611	2,579,043
Hartford Insurance Group Inc/The	85,290	10,591,312
		13,170,355
TOTAL FINANCIALS		856,272,203

Health Care - 3.6%
Biotechnology - 1.2%
Gilead Sciences Inc	501,320	60,053,123
Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp (b)	153,435	15,453,974
Insulet Corp (b)	26,330	8,241,553
iRhythm Technologies Inc (b)	10,138	1,898,847
		25,594,374
Health Care Providers & Services - 1.9%
Cardinal Health Inc	103,759	19,794,104
Cencora Inc	74,289	25,095,567
Encompass Health Corp	40,636	4,626,409
Guardant Health Inc (b)	37,822	3,518,202
McKesson Corp	52,561	42,644,842
		95,679,124
Pharmaceuticals - 0.0%
Royalty Pharma PLC Class A	102,057	3,831,220
TOTAL HEALTH CARE		185,157,841

Industrials - 10.7%
Aerospace & Defense - 5.4%
Carpenter Technology Corp	19,496	6,158,786
Curtiss-Wright Corp	14,693	8,753,061
GE Aerospace	436,454	134,842,463
Howmet Aerospace Inc	167,405	34,477,060
RTX Corp	461,374	82,355,259
Woodward Inc	22,888	5,999,174
		272,585,803
Building Products - 0.7%
Armstrong World Industries Inc	14,261	2,715,722
Johnson Controls International plc	270,662	30,961,026
		33,676,748
Commercial Services & Supplies - 0.1%
Rollins Inc	129,168	7,441,368
Construction & Engineering - 1.0%
API Group Corp (b)	147,641	5,436,142
Comfort Systems USA Inc	14,084	13,599,229
MasTec Inc (b)	26,406	5,391,049
Quanta Services Inc	60,633	27,232,099
		51,658,519
Electrical Equipment - 1.4%
GE Vernova Inc	112,550	65,857,507
NEXTracker Inc Class A (b)	57,757	5,846,164
		71,703,671
Ground Transportation - 1.6%
Uber Technologies Inc (b)	854,111	82,421,712
Machinery - 0.1%
Oshkosh Corp	16,007	1,973,503
RBC Bearings Inc (b)	11,179	4,790,537
		6,764,040
Trading Companies & Distributors - 0.4%
Air Lease Corp Class A	23,602	1,507,223
Core & Main Inc Class A (b)	50,799	2,650,692
Fastenal Co	451,052	18,560,790
		22,718,705
TOTAL INDUSTRIALS		548,970,566

Information Technology - 42.9%
Communications Equipment - 2.6%
Cisco Systems Inc	1,626,545	118,916,705
F5 Inc (b)	25,884	6,549,946
Lumentum Holdings Inc (b)	26,900	5,421,964
		130,888,615
Electronic Equipment, Instruments & Components - 1.8%
Amphenol Corp Class A	516,262	71,935,947
Flex Ltd (b)	161,330	10,086,351
Jabil Inc	47,204	10,426,892
		92,449,190
IT Services - 3.9%
Cloudflare Inc Class A (b)	133,421	33,795,539
IBM Corporation	383,394	117,859,151
Snowflake Inc (b)	139,964	38,473,304
VeriSign Inc	39,408	9,450,038
		199,578,032
Semiconductors & Semiconductor Equipment - 16.4%
Broadcom Inc	792,432	292,906,640
NVIDIA Corp	2,683,117	543,304,361
		836,211,001
Software - 14.4%
AppLovin Corp Class A (b)	80,547	51,335,020
Crowdstrike Holdings Inc Class A (b)	107,111	58,162,344
Guidewire Software Inc (b)	49,986	11,678,729
Microsoft Corp	815,098	422,065,895
Palantir Technologies Inc Class A (b)	864,153	173,236,752
Rubrik Inc Class A (b)	57,170	4,303,186
Zscaler Inc (b)	49,641	16,438,121
		737,220,047
Technology Hardware, Storage & Peripherals - 3.8%
Apple Inc	640,520	173,177,393
Seagate Technology Holdings PLC	90,297	23,105,196
		196,282,589
TOTAL INFORMATION TECHNOLOGY		2,192,629,474

Materials - 1.2%
Chemicals - 0.4%
Corteva Inc	282,800	17,375,232
Mosaic Co/The	106,128	2,913,213
		20,288,445
Metals & Mining - 0.8%
MP Materials Corp (b)	45,614	2,877,787
Newmont Corp	457,183	37,018,108
		39,895,895
TOTAL MATERIALS		60,184,340

Real Estate - 1.0%
Health Care REITs - 1.0%
American Healthcare REIT Inc	58,534	2,652,760
Welltower Inc	269,545	48,798,427
		51,451,187
Utilities - 1.8%
Electric Utilities - 0.7%
Entergy Corp	158,351	15,215,948
Evergy Inc	83,286	6,397,197
NRG Energy Inc	77,272	13,279,966
		34,893,111
Gas Utilities - 0.3%
Atmos Energy Corp	71,689	12,310,435
National Fuel Gas Co	31,985	2,523,936
UGI Corp	36,513	1,220,630
		16,055,001
Independent Power and Renewable Electricity Producers - 0.5%
Talen Energy Corp (b)	19,071	7,624,204
Vistra Corp	95,248	17,935,199
		25,559,403
Multi-Utilities - 0.3%
CenterPoint Energy Inc	231,063	8,835,849
NiSource Inc	167,298	7,044,919
		15,880,768
TOTAL UTILITIES		92,388,283

TOTAL UNITED STATES		5,053,814,162
TOTAL COMMON STOCKS (Cost $4,407,799,777)		5,084,706,686

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (e) (Cost $964,675)	4.15	966,000	964,963

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $51,589,619)	4.18	51,579,303	51,589,619

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $4,460,354,071)	5,137,261,268
NET OTHER ASSETS (LIABILITIES) - (0.5)% (c)	(27,027,155)
NET ASSETS - 100.0%	5,110,234,113

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Nasdaq 100 Index Contracts (United States)	10	12/19/2025	5,200,800	(37,127)	(37,127)
CME E-Mini S&P 500 Index Contracts (United States)	54	12/19/2025	18,559,800	529,208	529,208

TOTAL FUTURES CONTRACTS					492,081
The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Includes $601,793 of cash collateral to cover margin requirements for futures contracts.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $964,963.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	12,031,592	89,809,423	50,251,398	123,286	2	-	51,589,619	51,579,303	0.1%
Fidelity Securities Lending Cash Central Fund	2,397,600	106,118,402	108,516,002	3,495	-	-	-	-	0.0%
Total	14,429,192	195,927,825	158,767,400	126,781	2	-	51,589,619

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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